SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31,	December 31,	December 31,
	2015	2014	2013

Cash and restricted cash:
Canada	$564,633	$704,973	$1,163,651
Ghana	519,241	367,086	362,952
Total cash and restricted cash	1,083,874	1,072,059	1,526,603
Capital assets
Canada	—	—	—
Ghana	1,220,947	1,367,157	1,678,235
Total capital assets	1,220,947	1,367,157	1, 678,235
Total	$2,304,821	$2,439,216	$3,204,838